UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                                USAA INCOME Fund


                      1ST QUARTER Portfolio of Investments


                                OCTOBER 31, 2007

                                                                      (Form N-Q)

48446-1207                                  (C)2007, USAA.  All rights reserved.

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USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                             COUPON                                    VALUE
        (000)  SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (26.1%)

               CONSUMER DISCRETIONARY (1.9%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (1.4%)
 $ 15,000      DaimlerChrysler N.A. Holding Corp.,
                     Global Debentures                      8.00%         6/15/2010       $        16,053
   10,000      Toyota Motor Credit Corp., MTN (a)           4.85          2/27/2015                 9,921
                                                                                          ---------------
                                                                                                   25,974
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.5%)
   10,000      Comcast Cable Communications, Inc.,
                     Senior Notes                           6.88          6/15/2009                10,258
                                                                                          ---------------
               Total Consumer Discretionary                                                        36,232
                                                                                          ---------------

               CONSUMER STAPLES (3.1%)
               -----------------------
               DRUG RETAIL (0.5%)
    9,817      CVS Corp., Lease Pass-Through
                     Certificates (b)                       6.04         12/10/2028                 9,683
                                                                                          ---------------
               FOOD RETAIL (0.3%)
    5,000      Kroger Co., Notes                            5.50          2/01/2013                 5,021
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.9%)
   17,000      Clorox Co., Notes                            6.13          2/01/2011                17,458
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.3%)
    5,000      Costco Wholesale Corp., Senior Notes         5.30          3/15/2012                 5,061
                                                                                          ---------------
               PACKAGED FOODS & MEAT (1.1%)
   15,000      Kellogg Co., Notes, Series B                 6.60          4/01/2011                15,675
    5,000      Wm Wrigley Junior Co., Notes                 4.30          7/15/2010                 4,943
                                                                                          ---------------
                                                                                                   20,618
                                                                                          ---------------
               Total Consumer Staples                                                              57,841
                                                                                          ---------------

               ENERGY (2.3%)
               -------------
               INTEGRATED OIL & GAS (1.2%)
   21,000      Phillips Petroleum Co., Notes                8.75          5/25/2010                22,941
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (1.1%)
   10,000      Enterprise Products Operating, LLC,
                     Senior Notes                           6.30          9/15/2017                10,201
   10,000      Tortoise Energy Infrastructure Corp.,
                     Senior Notes, Series B                 7.00          7/15/2044                10,000
                                                                                          ---------------
                                                                                                   20,201
                                                                                          ---------------
               Total Energy                                                                        43,142
                                                                                          ---------------

               FINANCIALS (10.0%)
               ------------------
               CONSUMER FINANCE (2.2%)
   25,200      Household Finance Corp., Notes               6.38         10/15/2011                26,067
               SLM Corp.,
    7,000            MTN, CPI Floating Rate Notes           3.38(c)       6/01/2009                 6,483
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USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                          MARKET
   AMOUNT                                                 COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$  10,000      Notes                                        5.38%         1/15/2013         $       9,024
                                                                                          ---------------
                                                                                                   41,574
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.3%)
    5,000      Great-West Life & Annuity Insurance Co.,
                     Bonds (b)                              7.15          5/16/2046                 5,116
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.3%)
    5,000      AIG Sunamerica Global Financing, Senior
                     Notes (b)                              6.30          5/10/2011                 5,137
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
    8,000      Associates Corp. of North America, Global
                     Senior Notes                           6.25         11/01/2008                 8,091
   10,000      Bank One Corp., Subordinated Notes           7.88          8/01/2010                10,685
    5,000      Citigroup, Inc., Global Notes                4.13          2/22/2010                 4,919
   10,000      MBNA American Bank, MTN                      6.75          3/15/2008                10,068
                                                                                          ---------------
                                                                                                   33,763
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.5%)
   15,000      Berkshire Hathaway Finance Corp., Senior
                     Notes                                  4.85          1/15/2015                14,555
    5,000      Progressive Corp., Junior Subordinated
                     Debentures                             6.70          6/15/2037                 4,915
    5,000      Travelers Companies, Inc., Junior
                     Subordinated Debentures                6.25          3/15/2067                 4,864
    5,000      XL Capital Ltd., Notes, Series E             6.50                  -(d)              4,651
                                                                                          ---------------
                                                                                                   28,985
                                                                                          ---------------
               REGIONAL BANKS (0.7%)
    5,000      Chittenden Corp., Subordinated Notes         5.80          2/14/2017                 4,776
    8,000      Hudson United Bank, Subordinated Notes       7.00          5/15/2012                 8,519
                                                                                          ---------------
                                                                                                   13,295
                                                                                          ---------------
               REITS - DIVERSIFIED (0.2%)
    5,000      Liberty Property, LP, Senior Notes           6.63         10/01/2017                 5,026
                                                                                          ---------------
               REITS - RETAIL (1.8%)
    9,000      Chelsea Property Group, Notes                6.00          1/15/2013                 9,254
    5,000      National Retail Properties, Inc., Senior
                     Notes                                  6.88         10/15/2017                 5,010
   15,000      Pan Pacific Retail Properties, Inc.,
                     Notes                                  7.95          4/15/2011                16,355
    5,000      Rouse Co., Notes                             5.38         11/26/2013                 4,556
                                                                                          ---------------
                                                                                                   35,175
                                                                                          ---------------
               REITS - SPECIALIZED (0.3%)
    5,000      Nationwide Health Properties, Inc.,
                     Notes                                  6.25          2/01/2013                 5,039
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.9%)
    5,000      Countrywide Financial Corp., Notes           5.80          6/07/2012                 4,309
   12,000      Washington Mutual, Inc., Subordinated
                     Notes                                  8.25          4/01/2010                12,608
                                                                                          ---------------
                                                                                                   16,917
                                                                                          ---------------
               Total Financials                                                                   190,027
                                                                                          ---------------
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USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                          MARKET
   AMOUNT                                                 COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------

               HEALTH CARE (0.9%)
               ------------------
               BIOTECHNOLOGY (0.5%)
$  10,000      Genentech, Inc., Senior Notes                4.75%         7/15/2015         $       9,600
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500      Thermo Fisher Scientific, Inc., Notes        5.00          6/01/2015                 2,332
                                                                                          ---------------
               MANAGED HEALTH CARE (0.3%)
    5,000      Highmark, Inc., Senior Notes (b)             6.80          8/15/2013                 5,320
                                                                                          ---------------
               Total Health Care                                                                   17,252
                                                                                          ---------------

               INDUSTRIALS (2.6%)
               ------------------
               BUILDING PRODUCTS (0.4%)
    8,000      USG Corp., Notes                             6.30         11/15/2016                 7,332
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
               John Deere Capital Corp.,
   10,000            Global Debentures                      5.10          1/15/2013                 9,871
    5,000            MTN, Series 2005D                      5.85(c)       6/10/2008                 5,010
                                                                                          ---------------
                                                                                                   14,881
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
  10,000       Waste Management, Inc., Senior Notes         7.38          8/01/2010                10,591
                                                                                          ---------------
               RAILROADS (0.9%)
    2,058      CSX Transportation Inc., Notes               9.75          6/15/2020                 2,660
    2,842      Norfolk Southern Railway Co., Debentures     9.75          6/15/2020                 3,762
   10,000      TTX Co., Notes (b)                           5.40          2/15/2016                 9,982
                                                                                          ---------------
                                                                                                   16,404
                                                                                          ---------------
               Total Industrials                                                                   49,208
                                                                                          ---------------

               INFORMATION TECHNOLOGY (0.3%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.3%)
    5,000      Cisco Systems, Inc., Notes                   5.50          2/22/2016                 5,028
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    4,000      Qwest Communications International, Inc.,
                     Senior Notes                           7.25          2/15/2011                 4,060
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    3,500      US Unwired, Inc., Secured Notes             10.00          6/15/2012                 3,744
                                                                                          ---------------
               Total Telecommunication Services                                                     7,804
                                                                                          ---------------

               UTILITIES (4.6%)
               ----------------
               ELECTRIC UTILITIES (2.6%)
    1,890      FPL Energy American Wind, Senior Secured
                     Bond (b)                               6.64          6/20/2023                 1,960
    5,000      FPL Group Capital, Inc., Junior
                     Subordinated Notes, Series D           7.30          9/01/2067                 5,233
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USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                          MARKET
   AMOUNT                                                 COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$   5,000      Gulf Power Co., Senior Notes, Series K       4.90%        10/01/2014         $       4,845
   10,000      Northern States Power Co., First Mortgage
                     Bond, Series B                         8.00          8/28/2012                 1,185
    2,771      Power Contract Financing, Senior Notes
                     (b)                                    6.26          2/01/2010                 2,814
    5,000      PPL Energy Supply, LLC, Senior Notes         6.20          5/15/2016                 5,068
    8,765      Tristate General & Transport Association,
                     Bonds (b)                              6.04          1/31/2018                 8,790
   10,000      West Penn Power Co., Notes                   6.63          4/15/2012                10,487
                                                                                          ---------------
                                                                                                   50,382
                                                                                          ---------------
               GAS UTILITIES (1.5%)
    8,000      AGL Capital Corp., Guaranteed Notes          6.38          7/15/2016                 8,164
               Enbridge Energy Partners, LP,
    2,000             Junior Subordinated Notes             8.05         10/01/2037                 2,035
    5,000             Senior Notes                          5.35         12/15/2014                 4,857
    8,000      Gulfstream Natural Gas Systems, LLC,
                     Senior Notes (b)                       5.56         11/01/2015                 7,907
    5,000      Southern Star Central Gas, Notes (b)         6.00          6/01/2016                 4,850
                                                                                          ---------------
                                                                                                   27,813
                                                                                          ---------------
               MULTI-UTILITIES (0.2%)
    5,000      South Carolina Electric & Gas Co., First
                     Mortgage Bond                          5.30          5/15/2033                 4,556
                                                                                          ---------------
               WATER UTILITIES (0.3%)
    5,000      American Water Capital Corp., Notes (b)      6.09         10/15/2017                 5,048
                                                                                          ---------------
               Total Utilities                                                                     87,799
                                                                                          ---------------
               Total Corporate Obligations (cost: $484,610)                                       494,333
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (11.3%)

               ENERGY (0.8%)
               -------------
               OIL & GAS DRILLING (0.3%)
    5,424      Delek & Avner-Yam Tethys Ltd., Secured
                     Notes (b)                              6.46(c)       8/01/2013                 5,417
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000      Canadian Natural Resources Ltd., Notes
                     (a)                                    5.70          5/15/2017                 4,966
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
    5,000      GS Caltex Corp., Notes (b)                   5.50         10/15/2015                 4,788
                                                                                          ---------------
               Total Energy                                                                        15,171
                                                                                          ---------------

               FINANCIALS (6.9%)
               ----------------
               DIVERSIFIED BANKS (5.3%)
    5,000      ANZ Capital Trust I, Subordinated Notes
                     (b)                                    4.48                  -(d)              4,883
    6,000      Banco Santander, Subordinated Notes (b)      5.38         12/09/2014                 5,855
    5,180      Barclays Bank plc, Bonds (b)                 7.38                  -(d)              5,406
    5,000      BNP Paribas, Subordinated Notes (b)          7.20                  -(d)              4,988
    5,000      Canadian Imperial Bank Corp.,
                     Pass-Through Certificates, Series
                     2002, Class A-1 (b)                    7.26          4/10/2032                 5,465

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USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                          MARKET
   AMOUNT                                                 COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$  20,000      Landesbank Baden-Wuerttemberg, MTN,
                     Subordinated Notes                     6.35%         4/01/2012         $      21,306
    5,000      Landsbanki Islands hf, Junior
                     Subordinated Notes (b)                 7.43                  -(d)              4,926
   10,000      Lloyds TSB Group plc, Bonds (b)              6.27                  -(d)              9,267
    5,000      Mizuho Capital Investment 1 Ltd.,
                     Subordinated Bonds (a),(b)             6.69                  -(d)              4,746
   10,000      MUFG Capital Finance 1 Ltd., Guaranteed
                     Preferred Bonds                        6.35                  -(d)              9,550
   15,000      Nordea Bank AB, Subordinated Notes (b)       5.25         11/30/2012                15,003
    5,000      Standard Chartered Bank, Subordinated
                     Notes (b)                              6.40          9/26/2017                 5,120
    5,000      Sumitomo Mitsui Financial Group Preferred
                     Capital, Bonds (b)                     6.08                  -(d)              4,702
                                                                                          ---------------
                                                                                                  101,217
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    5,000      ZFS Finance USA Trust II, Bonds (b)          6.45         12/15/2065                 4,816
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
    5,000      Catlin Insurance Co. Ltd., Notes (b)         7.25                  -(d)              4,726
                                                                                          ---------------
               REGIONAL BANKS (0.5%)
    5,000      Glitnir Banki hf, Notes (b)                  6.38          9/25/2012                 5,041
    5,000      Kaupthing Bank hf, Notes (b)                 7.13          5/19/2016                 4,962
                                                                                          ---------------
                                                                                                   10,003
                                                                                          ---------------
               REITS - RETAIL (0.5%)
   10,000      Westfield Capital Corp., Senior Notes (b)    5.13         11/15/2014                 9,546
                                                                                          ---------------
               Total Financials                                                                   130,308
                                                                                          ---------------

               INDUSTRIALS (0.5%)
               ------------------
               BUILDING PRODUCTS (0.5%)
   10,000      CRH America, Inc., Notes                     6.00          9/30/2016                 9,867
                                                                                          ---------------

               MATERIALS (1.2%)
               ----------------
               DIVERSIFIED METALS & MINING (0.2%)
    5,000      Glencore Funding, LLC, Notes (b)             6.00          4/15/2014                 5,026
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
   10,000      Agrium, Inc., Debentures                     8.25          2/15/2011                11,028
    8,000      Yara International ASA, Notes (b)            5.25         12/15/2014                 7,704
                                                                                          ---------------
                                                                                                   18,732
                                                                                          ---------------
               Total Materials                                                                     23,758
                                                                                          ---------------

               GOVERNMENT (1.9%)
               -----------------
               FOREIGN GOVERNMENT (1.9%)
   25,000      Region of Lombardy, Global Notes             5.80         10/25/2032                25,911
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USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                          MARKET
   AMOUNT                                                 COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$  10,000      Republic of Poland, Global Unsubordinated
                     Notes                                  5.25%         1/15/2014         $      10,178
                                                                                          ---------------
                                                                                                   36,089
                                                                                          ---------------
               Total Government                                                                    36,089
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $214,987)                           215,193
                                                                                          ---------------

               ASSET-BACKED SECURITIES (0.8%)

               FINANCIALS (0.7%)
               -----------------
               ASSET-BACKED FINANCING (0.7%)
    3,250      ARG Funding Corp., Series 2005-1A, Class
                     A1 (INS)(b)                            4.02          4/20/2009                 3,241
   10,000      Rental Car Finance Corp., Series 2004-1A,
                     Class A (INS)(b)                       5.07 (c)      6/25/2009                 9,997
                                                                                          ---------------
                                                                                                   13,238
                                                                                          ---------------
               Total Financials                                                                    13,238
                                                                                          ---------------

               INDUSTRIALS (0.1%)
               ------------------
               AIRLINES (0.1%)
    2,035      America West Airlines, Inc., Pass-Through
                     Certificates, Series 1996-1, Class
                     A, EETC                                6.85          7/02/2009                 2,016
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $15,261)                                       15,254
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (17.3%)

               FINANCIALS (17.3%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (17.1%)
               Banc of America Commercial Mortgage Trust,
                    Pass-Through Certificates,
    9,406            Series 2001-PB1, Class A2              5.79          5/11/2035                 9,584
   10,000            Series 2003-1, Class A2                4.65          9/11/2036                 9,687
   11,000            Series 2005-6, Class A3                5.35          9/10/2047                10,925
   10,000            Series 2006-2, Class AAB               5.72          5/10/2045                10,122
               Bear Stearns Commercial Mortgage
                     Securities, Inc.,
    5,008            Series 1998-C1, Class F  (b)           6.00          6/16/2030                 4,833
   11,545            Series 2006-PW11, Class AAB            5.46          3/11/2039                11,563
    4,000      Chase Commercial Mortgage Securities
                     Corp., First Mortgage Pass-Through
                     Certificates, Series 1998-1, Class D   6.56          5/18/2030                 4,016
    5,000      Citigroup Commercial Mortgage Trust,
                     Series 2005-EMG, Class AJ (b)          4.83          9/20/2051                 4,714
   12,000      Commercial Mortgage Trust, Pass-Through
                     Certificates, Series 2005-C6, Class
                     A5A                                    5.12          6/10/2044                 1,664
    8,000      Credit Suisse First Boston Mortgage
                     Capital, Pass-Through Certificates,
                     Series 2006-C1, Class A3               5.71          2/15/2039                 8,050
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USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                          MARKET
   AMOUNT                                                 COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               Credit Suisse First Boston Mortgage
                     Securities Corp., Pass-Through
                     Certificates,
$  10,000            Series 2001-CK1, Class A3              6.38%        12/18/2035           $    10,311
   10,000            Series 2005-C1, Class A3               4.81          2/15/2038                 9,799
   11,100            Series 2005-C6, Class A4               5.23         12/15/2040                10,872
    9,215      First Union National Bank Commercial
                     Mortgage Trust, Series 1999-C4,
                     Class A2                               7.39         12/15/2031                 9,565
               GE Commercial Mortgage Corp., Pass-Through
                     Certificates,
    1,847            Series 2003-C2, Class A1               2.78          7/10/2037                 1,837
   10,000            Series 2006-C1, Class AAB              5.34          3/10/2044                 9,942
               J. P. Morgan Chase Commercial Mortgage
                     Securities Corp., Pass-Through
                     Certificates,
   12,215            Series 2005-CB12, Class A3A1           4.82          9/12/2037                12,033
    2,500            Series 2005-LDP1, Class D              5.19          3/15/2046                 2,378
   10,000            Series 2005-LDP5, Class A4             5.18         12/15/2044                 9,829
   10,000            Series 2006-LDP6, Class ASB            5.49          4/15/2043                 9,977
   10,000            Series 2006-LDP7, Class ASB            5.88          4/15/2045                10,191
               LB UBS Commercial Mortgage Trust,
                     Pass-Through Certificates,
    7,000            Series 2004-C6, Class A4               4.58          8/15/2029                 6,875
   10,000            Series 2005-C5, Class A4               4.95          9/15/2030                 9,621
    7,000            Series 2006-C6, Class AAB              5.34          9/15/2039                 6,916
               Merrill Lynch Mortgage Trust, Commercial
                     Mortgage Pass-Through Certificates,
    7,000            Series 2002-MW1, Class A4              5.62          7/12/2034                 7,092
   10,000            Series 2005-CIP1, Class ASB            5.02          7/12/2038                 9,805
               Morgan Stanley Capital I, Inc.,
   12,550            Series 2004-HQ4, Class A5              4.59          4/14/2040                12,272
    5,350            Series 2005-HQ5, Class A4              5.17          1/14/2042                 5,203
    6,000            Series 2005-T19, Class AAB             4.85          6/12/2047                 5,840
   10,000            Series 2006-HQ9, Class AAB             5.69          7/12/2044                10,058
   11,425            Series 2006-T21, Class AAB             5.17         10/12/2052                11,284
    7,000            Series 2006-T23, Class AAB             5.80          8/12/2041                 7,118
    1,273      Salomon Brothers Mortgage Securities VII,
                     Inc., Series 2000-C3, Class A1         6.34         12/18/2033                 1,277
    5,000      Timberstar Trust, Subordinated Bonds,
                     Series 2006-1A, Class C (b)            5.88         10/15/2036                 4,802
               Wachovia Bank Commercial Mortgage Trust,
                     Pass-Through Certificates,
   10,000            Series 2005-C17, Class A4              5.08          3/15/2042                 9,701
    5,000            Series 2005-C18, Class A2              4.66          4/15/2042                 4,935
   10,500            Series 2005-C18, Class APB             4.81          4/15/2042                10,207
   10,000            Series 2005-C19, Class A4              4.61          5/15/2044                 9,773
   10,350            Series 2005-C21, Class APB             5.35         10/15/2044                10,301
                                                                                          ---------------
                                                                                                  324,972
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)
   27,750      Bear Stearns Commercial Mortgage
                     Securities, Inc., Series 2004-ESA,
                     Class X1 (acquired 6/17/2004; cost
                     $1,614) (b),(e)                        1.83          5/14/2016                   781
   29,654      Greenwich Capital Commercial Funding
                     Corp., Series 2002-C1, Class XP
                     (acquired 8/13/2003; cost $3,043)
                     (b),(e)                                1.78          1/11/2035                 2,071

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                                 of INVESTMENTS
                                 (continued)


USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                          MARKET
   AMOUNT                                                 COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$ 27,249       Wachovia Bank Commercial Mortgage Trust,
                     Series 2003-C4 (acquired 8/06/2003;
                     cost: $1,378) (b),(e)                  1.15%         4/15/2035         $         787
                                                                                          ---------------
                                                                                                    3,639
                                                                                          ---------------
               Total Financials                                                                   328,611
                                                                                          ---------------
               Total Commercial Mortgage Securities (cost: $328,213)                              328,611
                                                                                          ---------------

               U.S. GOVERNMENT AGENCY ISSUES (21.0%)(f)

               DEBENTURES (0.5%)

   10,000      Fannie Mae, CPI Floating Rate Notes (+)      3.50 (c)      2/17/2009                 9,915
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (19.7%)

               Fannie Mae (+),
   27,076            Pool 254766                            5.00          6/01/2033                26,105
   19,389            Pool 831575                            5.50          7/01/2021                19,429
   20,439            Pool 829284                            5.50          9/01/2035                20,166
   10,440            Pool 840966                            5.50         10/01/2035                10,300
   17,681            Pool 852513                            5.50          1/01/2036                17,445
   21,314            Pool 745418                            5.50          4/01/2036                21,029
   23,955            Pool 928063                            5.50          2/01/2037                23,613
   21,076            Pool 928258                            5.50          3/01/2037                20,773
   25,413            Pool 884031                            6.00          5/01/2036                25,609
   20,773            Pool 885273                            6.00          6/01/2036                20,933
    2,500            Pool 190312                            6.50          4/01/2031                 2,576
       49            Pool 594787                            6.50          7/01/2031                    50
    4,289            Pool 254239                            6.50          3/01/2032                 4,415
      108            Pool 050653                            7.00         10/01/2022                   113
       91            Pool 050724                            7.00          3/01/2023                    95
      473            Pool 197673                            7.00          4/01/2023                   495
               Freddie Mac (+),
    6,152            Pool B19376                            5.00          6/01/2020                 6,064
   19,805            Pool G18095                            5.00          1/01/2021                19,525
   18,194            Pool G18083                            5.50         11/01/2020                18,229
    7,924            Pool J00766                            5.50         12/01/2020                 7,939
   10,368            Pool A42616                            5.50         12/01/2035                10,220
   25,557            Pool A44446                            5.50          4/01/2036                25,167
               Government National Mortgage Assn. I,
   14,514            Pool 604568                            5.00          8/15/2033                14,108
    1,138            Pool 465553                            6.00          8/15/2028                 1,157
    1,002            Pool 457821                            6.00          9/15/2028                 1,019
    1,420            Pool 486544                            6.00          9/15/2028                 1,443
   10,220            Pool 780860                            6.00          9/15/2028                10,389
    2,781            Pool 486629                            6.00         10/15/2028                 2,827
    1,331            Pool 464490                            6.00          1/15/2029                 1,353
      267            Pool 486877                            6.00          1/15/2029                   271
    1,245            Pool 495891                            6.00          1/15/2029                 1,265
    1,806            Pool 603869                            6.00          1/15/2033                 1,832
       41            Pool 346619                            6.50          6/15/2023                    42
      532            Pool 344923                            6.50          7/15/2023                   550
      109            Pool 352137                            6.50          7/15/2023                   112
      298            Pool 370820                            6.50          9/15/2023                   308

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                                 of INVESTMENTS
                                 (continued)


USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                          MARKET
   AMOUNT                                                 COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
$     417            Pool 347695                            6.50%        10/15/2023           $       431
      666            Pool 354665                            6.50         10/15/2023                   688
       84            Pool 365963                            6.50         10/15/2023                    86
      652            Pool 337538                            6.50         12/15/2023                   673
    1,432            Pool 345138                            6.50         12/15/2023                 1,479
      324            Pool 366685                            6.50          1/15/2024                   334
      561            Pool 374670                            6.50          2/15/2024                   579
      297            Pool 422656                            6.50          4/15/2026                   306
    1,595            Pool 780793                            6.50          5/15/2028                 1,649
    3,786            Pool 564926                            6.50         10/15/2031                 3,906
      215            Pool 320067                            7.00          5/15/2023                   227
      176            Pool 352190                            7.00          5/15/2023                   186
      182            Pool 354578                            7.00          5/15/2023                   192
      193            Pool 354907                            7.00          5/15/2023                   204
      331            Pool 357171                            7.00          6/15/2023                   349
      298            Pool 357179                            7.00          6/15/2023                   314
      156            Pool 359752                            7.00          6/15/2023                   165
      109            Pool 337344                            7.00          8/15/2023                   115
    1,000            Pool 348925                            7.00          8/15/2023                 1,055
      203            Pool 352111                            7.00          8/15/2023                   214
      744            Pool 364585                            7.00          8/15/2023                   784
      377            Pool 358732                            7.00          9/15/2023                   397
      151            Pool 417226                            7.00          1/15/2026                   159
       41            Pool 417291                            7.00          3/15/2026                    43
       41            Pool 417333                            7.00          3/15/2026                    43
    1,063            Pool 780651                            7.00         10/15/2027                 1,121
      778            Pool 493950                            7.00          6/15/2029                   820
      507            Pool 504209                            7.00          6/15/2029                   534
      585            Pool 473009                            7.00          7/15/2029                   617
      810            Pool 564758                            7.00          8/15/2031                   853
      525            Pool 563613                            7.00          7/15/2032                   553
      742            Pool 352143                            7.50          7/15/2023                   785
      797            Pool 345637                            7.50          6/15/2026                   844
      325            Pool 422926                            7.50          6/15/2026                   344
      758            Pool 345761                            7.50          7/15/2026                   803
      445            Pool 447582                            7.50          5/15/2027                   471
      693            Pool 780716                            7.50          2/15/2028                   734
      619            Pool 780990                            7.50         12/15/2028                   655
      517            Pool 510300                            7.50          8/15/2029                   547
               Government National Mortgage Assn. II,
    4,326            Pool 003375                            5.50          4/20/2033                 4,284
    4,508            Pool 003273                            6.00          8/20/2032                 4,564
    3,005            Pool 003285                            6.00          9/20/2032                 3,043
    1,264            Pool 781494                            6.50          8/20/2031                 1,304
                                                                                          ---------------
                                                                                                  374,420
                                                                                          ---------------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.8%)
    3,067      Perforadora Centrale S.A. de C.V. "A",
                     Guaranteed Bond,  Series A, Title
                     XI                                     5.24         12/15/2018                 3,160
   10,000      Totem Ocean Trailer Express, Inc., Series
                     2002-1, Title XI                       6.37          4/15/2028                11,222
                                                                                          ---------------
                                                                                                   14,382
                                                                                          ---------------
               Total U.S. Government Agency Issues (cost: $396,716)                               398,717
                                                                                          ---------------

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                                 (continued)


USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                          MARKET
   AMOUNT                                                 COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------

               U.S. TREASURY SECURITIES (12.6%)

               BONDS (2.5%)

$  45,771      5.25%, 11/15/2028 (a)                                                        $      48,567
                                                                                          ---------------
               INFLATION-INDEXED NOTES (2.7%)

  49,639       2.38%, 1/15/2025 (a)                                                                50,702
                                                                                          ---------------
               NOTES (7.4%)

   52,000      4.63%, 2/15/2017 (a)                                                                52,691
   31,000      4.63%, 2/29/2012 (a)                                                                31,639
   38,000      4.00%, 2/15/2014 (a)                                                                37,522
   10,000      4.50%, 5/15/2017 (a)                                                                10,032
    8,000      4.75%, 5/31/2012 (a)                                                                 8,211
                                                                                          ---------------
                                                                                                  140,095
                                                                                          ---------------
               Total U.S. Treasury Securities (cost: $234,155)                                    239,364
                                                                                          ---------------

               MUNICIPAL BONDS (2.3%)

               APPROPRIATED DEBT (0.2%)

    3,230      New Jersey EDA RB, Series 2005B              5.18         11/01/2015                 3,228
                                                                                          ---------------
               CASINOS & GAMING (0.3%)

    5,000      Mashantucket (Western) Pequot Tribe, CT,
                     RB (b)                                 5.91          9/01/2021                 4,843
                                                                                          ---------------
               ELECTRIC/GAS UTILITIES (0.1%)

    2,795      North Carolina Eastern Municipal Power
                     Agency RB, Series G                    5.55          1/01/2013                 2,752
                                                                                          ---------------
               ESCROWED BONDS (0.1%)

    1,000      New Jersey Turnpike Auth. RB, Series
                     2003B (INS)(PRE)                       4.25          1/01/2016                   945
                                                                                          ---------------
               GENERAL OBLIGATION (0.1%)

    2,200      Marin County, CA, Taxable Pension GO
                     (INS)                                  4.89          8/01/2016                 2,145
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.5%)

    9,500      Harris County, TX, IDRB, Series 2002         5.68          3/01/2023                 9,419
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)

    2,000      New York Housing Finance Agency RB,
                     Series 2006B                           5.18          9/15/2010                 2,014
                                                                                          ---------------

                                                                              11

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                                 of INVESTMENTS
                                 (continued)


USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                          MARKET
   AMOUNT                                                 COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
               TOLL ROADS (0.9%)

$  19,000      New Jersey Turnpike Auth. RB, Series
                     2003B, Series B (INS)                  4.25%         1/01/2016         $      17,992
                                                                                          ---------------
               Total Municipal Bonds (cost: $44,725)                                               43,338
                                                                                          ---------------

PRINCIPAL
  AMOUNT
  $(000)/
  SHARES
---------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (6.6%)

               CONSUMER STAPLES (0.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
   70,000      Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)           7,315
                                                                                          ---------------

               FINANCIALS (6.2%)
               -----------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000      Ace Ltd., depositary shares, Series C, 7.80%, cumulative redeemable,
               perpetual                                                                            5,131
                                                                                          ---------------
               REINSURANCE (0.3%)
   $5,000      Swiss Re Capital I LP, 6.85%, perpetual(a),(b)                                       5,051
                                                                                          ---------------
               REITS - INDUSTRIAL (1.2%)
  120,000      AMB Property Corp., Series O, 7.00%, cumulative redeemable, perpetual                2,861
  344,500      Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable, perpetual             20,864
                                                                                          ---------------
                                                                                                   23,725
                                                                                          ---------------
               REITS - OFFICE (0.7%)
  400,000      Duke Realty Corp., Series M, 6.95%, cumulative redeemable, perpetual(a)              9,400
  200,000      HRPT Properties Trust, Series C, 7.13%, cumulative redeemable, perpetual             4,722
                                                                                          ---------------
                                                                                                   14,122
                                                                                          ---------------
               REITS - RESIDENTIAL (1.4%)
  203,000      BRE Properties, Inc., Series C, 6.75%, cumulative redeemable, perpetual              4,568
  142,500      Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
               cumulative redeemable, perpetual                                                     8,269
  250,000      Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual            13,133
                                                                                          ---------------
                                                                                                   25,970
                                                                                          ---------------
               REITS - RETAIL (1.9%)
  200,000      Developers Diversified Realty Corp.,Series I, 7.50%, cumulative
               redeemable, perpetual                                                                4,800
  415,000      Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative
               redeemable, perpetual                                                                9,545
  400,000      Realty Income Corp., Class D, 7.38%, cumulative redeemable, perpetual               10,100
  289,100      Regency Centers Corp., Series 4, 7.25%, cumulative redeemable, perpetual             6,966
  201,500      Weingarten Realty Investors, depositary shares, Series D, 6.75%,
               cumulative redeemable, perpetual                                                     4,677
                                                                                          ---------------
                                                                                                   36,088
                                                                                          ---------------

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                                 of INVESTMENTS
                                 (continued)


USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL
   AMOUNT                                                                                  MARKET
   (000)/                                                                                  VALUE
   SHARES      SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------------------
               REITs - Specialized (0.4%)
  350,000      Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual    $         7,481
                                                                                          ---------------
               Total Financials                                                                   117,568
                                                                                          ---------------
               Total Preferred Securities (cost: $122,976)                                        124,883
                                                                                          ---------------

PRINCIPAL
   AMOUNT                                                 COUPON
    (000)                                                   RATE            MATURITY
--------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (1.0%)

               COMMERCIAL PAPER (0.2%)

               ENERGY (0.2%)
               -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
$   5,224      EOG Resources, Inc.  (b),(g)                 5.10%        11/01/2007                 5,224
                                                                                          ---------------

               VARIABLE-RATE DEMAND NOTES (0.8%)

               CONSUMER DISCRETIONARY (0.2%)
               -----------------------------
               HOME FURNISHINGS (0.2%)
    3,670      Caddo Parrish, LA, IDB, IDRB, Series 2004
                     (LOC - Capital One, N.A.)              5.56          7/01/2024                 3,670
                                                                                          ---------------

               FINANCIALS (0.6%)
               -----------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
    1,635      145 Associates Ltd., Notes, Series 2000
                     (LOC - Huntington National Bank)       5.85         10/01/2020                 1,635
    5,260      Blood Family Realty Ltd., Notes, Series
                     2000 (LOC - Huntington National
                     Bank)                                  5.85         12/01/2025                 5,260
    1,705      Vista Funding Corp., Notes, Series 1999A
                     (LOC - Huntington National Bank)       6.10          3/01/2019                 1,705
    2,535      Wryneck Ltd., Notes, Series 2000 (LOC -
                     Huntington National Bank)              5.85          1/01/2020                 2,535
                                                                                          ---------------
                                                                                                   11,135
                                                                                          ---------------
               Total Financials                                                                    11,135
                                                                                          ---------------
               Total Variable-Rate Demand Notes                                                    14,805
                                                                                          ---------------
               Total Money Market
               Instruments
               (cost: $20,029)                                                                     20,029
                                                                                          ---------------


                                                                              13

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                                 (continued)


USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


PRINCIPAL                                                                                          MARKET
   AMOUNT                                                 COUPON                                    VALUE
    (000)      SECURITY                                     RATE           MATURITY                 (000)
---------------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (13.7%)

               COMMERCIAL PAPER (1.3%)

               FINANCIALS (1.3%)
               -----------------
               ASSET-BACKED FINANCING (1.3%)
$  25,000      Three Pillars Funding  (b),(g)               5.03%(h)     11/01/2007         $      25,000
                                                                                          ---------------

               CORPORATE OBLIGATIONS (3.7%)

               FINANCIALS (3.7%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
   25,000      Links Finance, LLC, Notes  (b)               4.66(c)       3/13/2008                24,987
   20,000      Toyota Motor Credit Corp., Notes             4.65(c)       2/12/2008                19,991
                                                                                          ---------------
                                                                                                   44,978
                                                                                          ---------------
               REGIONAL BANKS (1.3%)
   25,000      Bank of America N.A., Notes                  4.99(c)       2/08/2008                25,007
                                                                                          ---------------
               Total Financials                                                                    69,985
                                                                                          ---------------
               Total Corporate Obligations                                                         69,985
                                                                                          ---------------

               REPURCHASE AGREEMENTS (7.4%)
   73,000      Credit Suisse First Boston LLC, 4.82%,
                     acquired on 10/31/2007 and due
                     11/01/2007 at $73,000
                     (collateralized by $70,610 of
                     Federal Home Loan Bank Discount
                     Notes (f)(+), 4.40%(h), due
                     2/19/2008; $4,850 of Federal Home
                     Loan Bank Notes (f)(+), 4.15%, due
                     6/26/2013; combined market value
                     $74,463)                                                                      73,000
   51,000      Deutsche Bank Securities, Inc., 4.82%,
                     acquired on 10/31/2007 and due 11/01/2007
                     at $51,000 (collateralized by $36,437 of
                     Fannie Mae Notes (f)(+), 3.88%, due
                     2/15/2010; $15,655 of Federal Home Loan
                     Bank Notes(f)(+), 2.63%, due 7/15/2008;
                     combined market value $52,021)                                                51,000
   15,000      Morgan Stanley & Co., Inc., 4.80%, acquired on
                     10/31/2007 and due 11/01/2007 at $15,000
                     (collateralized by $15,160 of Freddie Mac
                     Notes (f)(+), 6.00%, due 9/19/2016;
                     market value $15,406)                                                         15,000
                                                                                          ---------------
               Total Repurchase Agreements                                                        139,000
                                                                                          ---------------

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                                 (continued)


USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


NUMBER OF                                                                                          MARKET
   SHARES      SECURITY                                                                       VALUE (000)
---------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (1.3%)
   328,356     AIM Short-Term Investment Co. Liquid
                     Assets Portfolio, 5.00% (i)                                            $         328
25,025,683     Merrill Lynch Premier Institutional
                     Fund, 5.17% (i)                                                               25,026
                                                                                          ---------------
               Total Money Market Funds                                                            25,354
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities
               Loaned
               (cost: $259,353)                                                                   259,339
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $2,121,025)                                     $       2,139,061
                                                                                          ===============

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USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5.  Repurchase agreements are valued at cost, which approximates market value.

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                                 (continued)


USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


6.  Futures contracts are valued at the last quoted sales price.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase

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                                 (continued)


USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2007, was approximately $249,799,000.

E. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2007, were $37,187,000 and $19,151,000, respectively, resulting in net unrealized appreciation of $18,036,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,897,430,000 at October 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based
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                                 (continued)


USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO DESCRIPTION ABBREVIATIONS

CPI      Consumer Price Index
EDA      Economic Development Authority
EETC     Enhanced Equipment Trust Certificate
GO       General Obligation
IDB      Industrial Development Board
IDRB     Industrial Development Revenue Bond
MTN      Medium-Term Note
PRE      Prerefunded to a date prior to maturity
RB       Revenue Bond
REIT     Real Estate Investment Trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
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USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp. or MBIA Insurance Corp.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.


SPECIFIC NOTES


(a)   The security or a portion thereof was out on loan as of October 31, 2007.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2007.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2007, was $3,639,000, which represented 0.2% of the Fund's net assets.
(f) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
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USAA INCOME FUND
OCTOBER 31, 2007 (UNAUDITED)


(g) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(h) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(i) Rate represents the money market fund annualized seven-day yield at October 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.